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October 6, 1995

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

          Re:  Filing pursuant to Rule 497 (j)
               of the Securities Act of 1933, as amended for
               Separate Account B of Golden American
               Life Insurance Company (File No. 33-59261)
               ------------------------------------------

Dear Sirs:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of Separate Account B (the "Registrant") of Golden American Life Insurance Company, hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) and certifies that:

     (1) the form of prospectus that would have been filed under Securities Act Rule 497(c) would not have differed from that contained in the Registrant's most recent amendment to its registration statement; and

     (2) the text of the Registrant's most recent amendment to its registration statement has been filed electronically.

                                     Very truly yours,

                                     SEPARATE ACCOUNT B
                                     ---------------------
                                     (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     ---------------------
                                     (Depositor)


                                By:  /s/ Mitchell M. Cox
                                     ---------------------
                                     Mitchell M. Cox
                                     Vice President and
                                     Associate General Counsel
cc: Susan Krawczyk